Document and Entity Information	Apr. 02, 2014
Prospectus:
Document Type	497
Document Period End Date	Apr. 02, 2014
Registrant Name	FIRST INVESTORS EQUITY FUNDS
Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Sep. 18, 2015
Document Effective Date	Sep. 21, 2015
Prospectus Date	Apr. 06, 2015